Financial assets and liabilities - Other financing agreements (Details)	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023
Acquisition of engines with Tarquin Limited
Disclosure of detailed information about borrowings [line items]
Annual interest rate			6.20%
Acquisition of engines with NBB-V11218
Disclosure of detailed information about borrowings [line items]
Annual interest rate			6.20%
Acquisition of engines with NBB-V11951
Disclosure of detailed information about borrowings [line items]
Annual interest rate			6.20%
Acquisition of several engines with Wilmington Trust SP Services (Dublin)
Disclosure of detailed information about borrowings [line items]
Annual interest rate		7.16%	7.16%
Acquisition of engines with NBB Pintail Co., LTD
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.99%